Summary of Significant Accounting Policies (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Depreciation	¥ 45,102	¥ 39,497	¥ 34,935
Advertising costs	¥ 525	¥ 477	¥ 296
Proprietary technology | Weighted Average
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	11 years
Customer relationships | Weighted Average
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	18 years
Software | Weighted Average
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	6 years
Factories to produce NIDEC's products | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	7 years
Factories to produce NIDEC's products | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	47 years
Head office and sales offices
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	50 years
Leasehold Improvements | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	3 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	18 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	15 years